Average Annual Total Returns - Payden GNMA Fund	Feb. 28, 2021
ICEBofAUSGNMAMortgageBackedSecuritiesIndexThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	4.05%
5 Years	2.89%
10 Years	2.96%
Investor Class
Average Annual Return:
1 Year	4.78%
5 Years	3.17%
10 Years	3.37%
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	3.08%
5 Years	1.33%
10 Years	1.34%
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.51%
5 Years	1.44%
10 Years	1.54%